Document and Entity Information	Mar. 11, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708493
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 11, 2024
Entity Registrant Name	Harpoon Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38800
Entity Tax Identification Number	47-3458693
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	443-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	HARP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false